Note 21 - Fair Value of Financial Instruments	12 Months Ended
Oct. 31, 2011
Fair Value Disclosures [Text Block]
21. Fair Value of Financial Instruments

ASC 820, "Fair Value Measurements and Disclosures", provides a framework for measuring fair value, expands disclosures about fair-value measurements and establishes a fair value hierarchy which prioritizes the inputs used in measuring fair value summarized as follows:

Level 1:                      Fair value determined based on quoted prices in active markets for identical assets.

Level 2:                      Fair value determined using significant other observable inputs.

Level 3:                      Fair value determined using significant unobservable inputs.

Our financial instruments measured at fair value on a recurring basis are summarized below:

(In thousands)	Fair Value Hierarchy	Fair Value at October 31, 2011	Fair Value at October 31, 2010

Mortgage loans held for sale (1)	Level 2	$73,126	$86,501
Interest rate lock commitments	Level 2	142	79
Forward contracts	Level 2	(1,096)	(254)
Total		$72,172	$86,326

(1)  The aggregate unpaid principal balance is $70.4 million and $84.1 million at October 31, 2011 and 2010, respectively.

We elected the fair value option for our loans held for sale for mortgage loans originated subsequent to October 31, 2008 in accordance with ASC 825, which permits us to measure at fair value on a contract-by-contract basis. Management believes that the election of the fair value option for loans held for sale improves financial reporting by mitigating volatility in reported earnings caused by measuring the fair value of the loans and the derivative instruments used to economically hedge them without having to apply complex hedge accounting provisions. In addition, the fair value of these servicing rights is included in the Company’s loans held for sale as of October 31, 2011. Prior to February 1, 2008, the fair value of the servicing rights was not recognized until the related loan was sold. Fair value of the servicing rights is determined based on values in the Company’s servicing sales contracts. Fair value of loans held for sale is based on independent quoted market prices, where available, or the prices for other mortgage whole loans with similar characteristics.

The assets accounted for using the fair value option are initially measured at fair value. Gains and losses from initial measurement and subsequent changes in fair value are recognized in the Financial Services segment’s earnings (loss). The changes in fair values that are included in earnings (loss) are shown, by financial instrument and financial statement line item, below:

	Year Ended October 31, 2011
(In thousands)	Loans Held For Sale	Mortgage Loan Commitments	Forward Contracts

Changes in fair value included in net earnings (loss), all reflected in financial services revenues	$362	$63	$(842)

	Year Ended October 31, 2010
(In thousands)	Loans Held For Sale	Mortgage Loan Commitments	Forward Contracts

Changes in fair value included in net earnings (loss), all reflected in financial services revenues	$326	$(175)	$448

	Year Ended October 31, 2009
(In thousands)	Loans Held For Sale	Mortgage Loan Commitments	Forward Contracts

Changes in fair value included in net earnings (loss), all reflected in financial services revenues	$(414)	$(162)	$650

The Company's assets measured at fair value on a nonrecurring basis are those assets for which the Company has recorded valuation adjustments and write-offs during the fiscal years ended October 31, 2011 and 2010.  The assets measured at fair value on a nonrecurring basis are all within the Company's homebuilding operations and summarized below:

Nonfinancial Assets

	Year Ended
	October 31, 2011
(In thousands)	Fair Value Hierarchy	Pre-Impairment Amount	Total Losses	Fair Value

Sold and unsold homes and lots under development	Level 3	$167,568	$(50,999)	$116,569
Land and land options held for future development or sale	Level 3	$84,384	$(26,483)	$57,901

Nonfinancial Assets

	Year Ended
	October 31, 2010
(In thousands)	Fair Value Hierarchy	Pre-Impairment Amount	Total Losses	Fair Value

Sold and unsold homes and lots under development	Level 3	$100,524	$(45,082)	$55,442
Land and land options held for future development or sale	Level 3	$152,896	$(77,411)	$75,485

We record impairment losses on inventories related to communities under development and held for future development when events and circumstances indicate that they may be impaired and the undiscounted cash flows estimated to be generated by those assets are less than their related carrying amounts.  If the expected undiscounted cash flows are less than the carrying amount, then the community is written down to its fair value.  We estimate the fair value of each impaired community by determining the present value of its estimated future cash flows at a discount rate commensurate with the risk of the respective community.  For the year ended October 31, 2011, our discount rates used for the impairments recorded ranged from 17.3% to 19.8%.  Should the estimates or expectations used in determining cash flows or fair value decrease or differ from current estimates in the future, we may be required to recognize additional impairments.  We recorded inventory impairments, which are included in the Consolidated Statements of Operations as “Inventory impairment loss and land option write-offs” and deducted from Inventory of $77.5 million, $122.5 million and $614.1 million for the years ended October 31, 2011, 2010 and 2009, respectively.

The Financial Services segment had a pipeline of loan applications in process of $300.6 million at October 31, 2011.  Loans in process for which interest rates were committed to the borrowers totaled approximately $27.5 million as of October 31, 2011. Substantially all of these commitments were for periods of 60 days or less. Since a portion of these commitments is expected to expire without being exercised by the borrowers, the total commitments do not necessarily represent future cash requirements.

The Financial Services segment uses investor commitments and forward sales of mandatory mortgage-backed securities (“MBS”) to hedge its mortgage-related interest rate exposure. These instruments involve, to varying degrees, elements of credit and interest rate risk. Credit risk is managed by entering into MBS forward commitments, option contracts with investment banks, federally regulated bank affiliates and loan sales transactions with permanent investors meeting the segment’s credit standards. The segment’s risk, in the event of default by the purchaser, is the difference between the contract price and fair value of the MBS forward commitments and option contracts. At October 31, 2011, the segment had open commitments amounting to $23.2 million to sell MBS with varying settlement dates through December 19, 2011, which have subsequently settled.                              .

Our financial instruments consist of cash and cash equivalents, restricted cash, receivables, deposits and notes, accounts payable and other liabilities, customers’ deposits, mortgage loans held for sale, nonrecourse land and operating properties mortgages, letter of credit agreements and facilities, mortgage warehouse line of credit, accrued interest, and the senior secured, senior, and senior subordinated notes payable. The fair value of financial instruments is determined by reference to various market data and other valuation techniques, as appropriate. The fair value of each of the senior secured, senior, and senior subordinated notes is estimated based on the quoted market prices for the same or similar issues or on the current rates offered to us for debt of the same remaining maturities. The fair value of the senior secured, senior, and senior subordinated amortizing notes is estimated at $653.5 million, $359.0 million and $4.4 million, respectively, as of October 31, 2011 and $830.7 million, $515.6 million and $113.6 million, respectively, as of October 31, 2010. The fair value of our other financial instruments approximates their recorded values.